Shareholder Report, Line Graph (Details) 212252_FIS Faith Income ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Jun. 30, 2026	Mar. 19, 2026	Jun. 30, 2026
FIS Faith Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			FIS Faith Income ETF NAV
Accumulated Value	$ 10,205	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,058	$ 10,000